Taxation - Major components of income tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Provision recognised for uncertain tax positions	£ 122	£ 124	£ 148
Current year charge	529	608	570
Charge in respect of prior periods	(20)	(62)	(31)
Pillar Two income tax	2	3
Total current taxation	511	549	539
Total deferred taxation	(39)	(114)	(22)
Income tax expense	£ 472	£ 435	£ 517